UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-08297

                               Oppenheimer MidCap Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


          Registrant's telephone number, including area code: (303) 768-3200
                                                              --------------

                       Date of fiscal year end: October 31

           Date of reporting period: November 1, 2003 - April 30, 2004



Item 1.  Reports to Stockholders.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  April 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                  MARKET VALUE
                                                   SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
 COMMON STOCKS--99.3%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--25.1%
--------------------------------------------------------------------------------
 AUTO COMPONENTS--1.6%
 Gentex Corp.                                    382,100        $   15,027,993
--------------------------------------------------------------------------------
 AUTOMOBILES--1.5%
 Harley-Davidson, Inc.                           237,700            13,387,264
--------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--6.1%
 International Game
 Technology                                      147,400             5,562,876
--------------------------------------------------------------------------------
 P.F. Chang's China
 Bistro, Inc. 1                                  179,700             8,780,142
--------------------------------------------------------------------------------
 Ruby Tuesday, Inc.                              620,500            18,565,360
--------------------------------------------------------------------------------
 Starbucks Corp. 1                               443,614            17,238,840
--------------------------------------------------------------------------------
 Station Casinos, Inc.                           110,000             4,958,800
                                                                ----------------
                                                                    55,106,018

--------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--2.7%
 Brunswick Corp.                                 370,300            15,223,033
--------------------------------------------------------------------------------
 Marvel
 Enterprises, Inc. 1                             489,900             9,303,201
                                                                ----------------
                                                                    24,526,234

--------------------------------------------------------------------------------
 MEDIA--2.4%
 Getty Images, Inc. 1                            165,500             9,036,300
--------------------------------------------------------------------------------
 Univision
 Communications,
 Inc., Cl. A 1                                   370,600            12,544,810
                                                                ----------------
                                                                    21,581,110

--------------------------------------------------------------------------------
 MULTILINE RETAIL--0.0%
 Family Dollar
 Stores, Inc.                                        753                24,201
--------------------------------------------------------------------------------
 SPECIALTY RETAIL--8.5%
 Bed Bath &
 Beyond, Inc. 1                                  336,900            12,505,728
--------------------------------------------------------------------------------
 Chico's FAS, Inc. 1                             396,200            16,137,226
--------------------------------------------------------------------------------
 O'Reilly
 Automotive, Inc. 1                              439,900            19,747,111
--------------------------------------------------------------------------------
 PetsMart, Inc.                                  637,700            17,664,290
--------------------------------------------------------------------------------
 Ross Stores, Inc.                               235,300             7,176,650
--------------------------------------------------------------------------------
 Urban
 Outfitters, Inc. 1                               82,300             3,799,791
                                                                ----------------
                                                                    77,030,796


                                                                  MARKET VALUE
                                                   SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--2.3%
 Coach, Inc. 1                                   500,483        $   21,320,576
--------------------------------------------------------------------------------
 CONSUMER STAPLES--2.0%
--------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--2.0%
 Whole Foods
 Market, Inc.                                    231,700            18,533,683
--------------------------------------------------------------------------------
 ENERGY--5.8%
--------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--2.9%
 BJ Services Co. 1                               213,000             9,478,500
--------------------------------------------------------------------------------
 Smith
 International, Inc. 1                           301,700            16,518,075
                                                                ----------------
                                                                    25,996,575

--------------------------------------------------------------------------------
 OIL & GAS--2.9%
 Apache Corp.                                    344,200            14,411,654
--------------------------------------------------------------------------------
 XTO Energy, Inc.                                439,000            11,721,300
                                                                ----------------
                                                                    26,132,954

--------------------------------------------------------------------------------
 FINANCIALS--7.5%
--------------------------------------------------------------------------------
 COMMERCIAL BANKS--1.9%
 Commerce
 Bancorp, Inc.                                   305,200            17,399,452
--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--3.7%
 Investors Financial
 Services Corp.                                  386,300            15,015,481
--------------------------------------------------------------------------------
 Legg Mason, Inc.                                201,500            18,550,090
                                                                ----------------
                                                                    33,565,571

--------------------------------------------------------------------------------
 INSURANCE--1.9%
 AMBAC Financial
 Group, Inc.                                     251,200            17,332,800
--------------------------------------------------------------------------------
 HEALTH CARE--19.5%
--------------------------------------------------------------------------------
 BIOTECHNOLOGY--8.3%
 Celgene Corp. 1                                 174,400             9,014,736
--------------------------------------------------------------------------------
 Gen-Probe, Inc. 1                               228,800             7,628,192
--------------------------------------------------------------------------------
 Gilead Sciences, Inc. 1                         355,500            21,625,065
--------------------------------------------------------------------------------
 Idexx
 Laboratories, Inc. 1                            156,500             9,587,190
--------------------------------------------------------------------------------
 Invitrogen Corp. 1                              245,900            17,761,357
--------------------------------------------------------------------------------
 Martek
 Biosciences Corp. 1                             153,200             9,726,668
                                                                ----------------
                                                                    75,343,208



                          11 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--3.4%
 Stryker Corp.                                            98,700   $  9,764,391
--------------------------------------------------------------------------------
 Varian Medical
 Systems, Inc. 1                                         242,826     20,844,184
                                                                   -------------
                                                                     30,608,575

--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--7.8%
 Coventry Health
 Care, Inc. 1                                            302,950     12,675,428
--------------------------------------------------------------------------------
 Health Management
 Associates, Inc., Cl. A                                 967,500     22,378,275
--------------------------------------------------------------------------------
 Lincare
 Holdings, Inc. 1                                        468,400     16,267,532
--------------------------------------------------------------------------------
 Patterson Dental Co. 1                                  266,000     19,604,200
                                                                   -------------
                                                                     70,925,435

--------------------------------------------------------------------------------
 PHARMACEUTICALS--0.0%
 Mylan
 Laboratories, Inc.                                        1,885         43,185
--------------------------------------------------------------------------------
 INDUSTRIALS--12.2%
--------------------------------------------------------------------------------
 AIR FREIGHT & LOGISTICS--2.2%
 Expeditors International
 of Washington, Inc.                                     492,100     19,777,499
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--6.0%
 Apollo Group,
 Inc., Cl. A 1                                           269,289     24,472,984
--------------------------------------------------------------------------------
 Corporate Executive
 Board Co.                                               288,200     14,885,530
--------------------------------------------------------------------------------
 Stericycle, Inc. 1                                      312,100     14,924,622
                                                                   -------------
                                                                     54,283,136

--------------------------------------------------------------------------------
 MACHINERY--1.0%
 Donaldson Co., Inc.                                     323,000      8,859,890
--------------------------------------------------------------------------------
 ROAD & RAIL--1.4%
 C.H. Robinson
 Worldwide, Inc.                                         320,000     13,132,800
--------------------------------------------------------------------------------
 TRADING COMPANIES & DISTRIBUTORS--1.6%
 Fastenal Co.                                            264,700     14,524,089
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--27.2%
--------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.9%
 Comverse
 Technology, Inc. 1                                      503,500      8,237,260



                                                                  MARKET VALUE
                                                        SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--5.2%
 CDW Corp.                                               324,200   $ 20,259,258
--------------------------------------------------------------------------------
 Jabil Circuit, Inc. 1                                   470,100     12,405,939
--------------------------------------------------------------------------------
 Thermo
 Electron Corp. 1                                        506,000     14,775,200
                                                                   -------------
                                                                     47,440,397

--------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--1.0%
 VeriSign, Inc. 1                                        569,000      9,177,970
--------------------------------------------------------------------------------
 IT SERVICES--6.8%
 Affiliated Computer
 Services, Inc., Cl. A 1                                 285,600     13,851,600
--------------------------------------------------------------------------------
 Alliance Data
 Systems Corp. 1                                         212,600      7,392,102
--------------------------------------------------------------------------------
 Cognizant
 Technology
 Solutions Corp. 1                                       206,700      8,941,842
--------------------------------------------------------------------------------
 Fiserv, Inc. 1                                          463,000     16,927,280
--------------------------------------------------------------------------------
 Sungard Data
 Systems, Inc. 1                                         549,100     14,315,037
                                                                   -------------
                                                                     61,427,861

--------------------------------------------------------------------------------
 OFFICE ELECTRONICS--2.0%
 Zebra Technologies
 Corp., Cl. A 1                                          242,900     17,802,141
--------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.3%
 Linear
 Technology Corp.                                        361,500     12,880,246
--------------------------------------------------------------------------------
 Silicon
 Laboratories, Inc. 1                                    173,800      8,194,670
                                                                   -------------
                                                                     21,074,916

--------------------------------------------------------------------------------
 SOFTWARE--9.0%
 Adobe Systems, Inc.                                     404,600     16,726,164
--------------------------------------------------------------------------------
 Amdocs Ltd. 1                                           523,000     13,885,650
--------------------------------------------------------------------------------
 Electronic Arts, Inc. 1                                 379,700     19,220,414
--------------------------------------------------------------------------------
 Intuit, Inc. 1                                          277,800     11,798,166
--------------------------------------------------------------------------------
 Symantec Corp. 1                                        448,100     20,186,905
                                                                   -------------
                                                                     81,817,299
                                                                   -------------

 Total Common Stocks
 (Cost $781,986,012)                                                901,440,888


                          12 | OPPENHEIMER MIDCAP FUND

                                                                  MARKET VALUE
                                                  SHARES            SEE NOTE 1
--------------------------------------------------------------------------------
 PREFERRED STOCKS--0.1%

 Axsun Technologies,
 Inc., Cv., Series C 1,2,3                        771,208         $     390,308
--------------------------------------------------------------------------------
 Centerpoint Broadband
 Technologies, Inc.,
 Cv., Series D 1,2                                556,586                    --
--------------------------------------------------------------------------------
 fusionOne, Inc., 8%
 Non-Cum. Cv.,
 Series D 1,2,3                                 1,675,894                38,043
--------------------------------------------------------------------------------
 ITF Optical
 Technologies, Inc.,
 Cv., Series A 1,2,3                              200,000                96,300
                                                                  --------------
 Total Preferred Stocks
 Cost $29,100,098)                                                      524,651




                                                PRINCIPAL         MARKET VALUE
                                                   AMOUNT           SEE NOTE 1
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--0.7%

 Undivided interest of 1.13% in joint repurchase
 agreement (Principal Amount/Market Value
 $554,815,000, with a maturity value of
 $554,860,310) with PaineWebber, Inc.,
 0.98%, dated 4/30/04, to be repurchased
 at $6,294,514 on 5/3/04, collateralized
 by Federal National Mortgage Assn.,
 5.50%--6.50%, 7/1/32--11/1/33, with
 a value of $566,733,053
 (Cost $6,294,000)                            $ 6,294,000         $   6,294,000

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $817,380,110)                                100.1%          908,259,539
--------------------------------------------------------------------------------
 LIABILITIES
 IN EXCESS OF
 OTHER ASSETS                                        (0.1)             (876,302)
                                              ----------------------------------
 NET ASSETS                                         100.0%        $ 907,383,237
                                              ==================================


FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted. See Note 5 of Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of April 30, 2004 amounts to $524,651. Transactions during the period in which the issuer was an affiliate are as follows:


                                               SHARES                                    SHARES
                                           OCTOBER 31,         GROSS         GROSS      APRIL 30,        UNREALIZED
                                                 2003      ADDITIONS    REDUCTIONS          2004       DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Axsun Technologies, Inc., Cv.,
Series C                                      771,208             --            --       771,208    $   8,609,689
fusionOne, Inc., 8% Non-Cum. Cv.,
Series D                                    1,675,894             --            --     1,675,894        9,062,062
ITF Optical Technologies, Inc., Cv.,
Series A                                      200,000             --            --       200,000        4,903,700
                                                                                                    -----------------
                                                                                                    $  22,575,451
                                                                                                    =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          13 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 April 30, 2004
-----------------------------------------------------------------------------------------------------------------
 ASSETS

 Investments, at value--see accompanying statement of investments:
 Unaffiliated companies (cost $794,280,008)                                                   $    907,734,888
 Affiliated companies (cost $23,100,102)                                                               524,651
                                                                                              -------------------
                                                                                                   908,259,539
-----------------------------------------------------------------------------------------------------------------
 Cash                                                                                                  567,416
-----------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                                    960,455
 Interest and dividends                                                                                110,879
 Other                                                                                                  13,331
                                                                                              -------------------
 Total assets                                                                                      909,911,620

-----------------------------------------------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Shares of beneficial interest redeemed                                                              1,681,607
 Shareholder communications                                                                            365,767
 Distribution and service plan fees                                                                    182,876
 Trustees' compensation                                                                                158,207
 Transfer and shareholder servicing agent fees                                                         128,399
 Other                                                                                                  11,527
                                                                                              -------------------
 Total liabilities                                                                                   2,528,383

-----------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                   $    907,383,237
                                                                                              ===================

-----------------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Paid-in capital                                                                               $ 1,935,250,197
-----------------------------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                                    (6,521,893)
-----------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                                   (1,112,224,496)
-----------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                                         90,879,429
                                                                                               ------------------
 NET ASSETS                                                                                    $   907,383,237
                                                                                               ==================



                          14 | OPPENHEIMER MIDCAP FUND

-----------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $442,342,937 and 30,672,395 shares of beneficial interest outstanding)                                 $14.42
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                                            $15.30
-----------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $320,794,945
 and 23,318,200 shares of beneficial interest outstanding)                                              $13.76
-----------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $106,296,179
 and 7,729,305 shares of beneficial interest outstanding)                                               $13.75
-----------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $19,054,330
 and 1,331,943 shares of beneficial interest outstanding)                                               $14.31
-----------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $18,894,846 and 1,272,467 shares of beneficial interest outstanding)                         $14.85

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          15 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

 For the Six Months Ended April 30, 2004
----------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME

 Dividends (net of foreign withholding taxes of $7,200)                                          $   1,124,618
----------------------------------------------------------------------------------------------------------------
 Interest                                                                                               79,934
                                                                                                 ---------------
 Total investment income                                                                             1,204,552

----------------------------------------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                                                     3,092,777
----------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                               523,535
 Class B                                                                                             1,605,400
 Class C                                                                                               518,016
 Class N                                                                                                43,591
----------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                               964,226
 Class B                                                                                               893,153
 Class C                                                                                               277,424
 Class N                                                                                                50,965
 Class Y                                                                                                26,553
----------------------------------------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                                                68,772
 Class B                                                                                                82,407
 Class C                                                                                                19,931
 Class N                                                                                                   806
----------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                 25,778
----------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                             6,042
----------------------------------------------------------------------------------------------------------------
 Other                                                                                                  59,853
                                                                                                 ---------------
 Total expenses                                                                                      8,259,229
 Less reduction to custodian expenses                                                                     (710)
 Less voluntary waiver of transfer and shareholder servicing agent fees:
 Class A                                                                                              (219,496)
 Class B                                                                                              (337,448)
 Class C                                                                                              (100,332)
 Class N                                                                                               (21,298)
                                                                                                 ---------------
 Net expenses                                                                                        7,579,945

----------------------------------------------------------------------------------------------------------------
 NET INVESTMENT LOSS                                                                                (6,375,393)

----------------------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized gain on investments                                                                  107,007,840
----------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                                              (73,808,305)

----------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $  26,824,142
                                                                                                 ===============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          16 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                 SIX MONTHS                    YEAR
                                                                                      ENDED                   ENDED
                                                                             APRIL 30, 2004             OCTOBER 31,
                                                                                 (UNAUDITED)                   2003
----------------------------------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment loss                                                         $    (6,375,393)        $  (10,614,521)
----------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                        107,007,840            (67,296,474)
----------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                            (73,808,305)           233,645,940
                                                                             -----------------------------------------
 Net increase in net assets resulting from operations                             26,824,142            155,734,945

----------------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                          (1,859,686)             2,926,569
 Class B                                                                         (16,220,509)           (20,575,816)
 Class C                                                                              85,852              2,421,302
 Class N                                                                           1,942,142              5,137,432
 Class Y                                                                           1,170,200              6,801,730

----------------------------------------------------------------------------------------------------------------------
 NET ASSETS

 Total increase                                                                   11,942,141            152,446,162
----------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                             895,441,096            742,994,934
                                                                             -----------------------------------------
 End of period (including accumulated net investment
 loss of $6,521,893 and $146,500, respectively)                              $   907,383,237         $  895,441,096
                                                                             =========================================


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          17 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        SIX MONTHS                                                 YEAR
                                                             ENDED                                                ENDED
                                                    APRIL 30, 2004                                              OCT. 31,
CLASS A                                                 (UNAUDITED)      2003      2002      2001        2000      1999
--------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                      $ 13.97    $ 11.43   $ 14.42   $ 30.41     $ 19.88   $ 10.83
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                 (.07)      (.12)     (.13)     (.02)        .04      (.04)
 Net realized and unrealized gain (loss)                       .52       2.66     (2.86)   (15.97)      10.49      9.11
                                                           ---------------------------------------------------------------
 Total from investment operations                              .45       2.54     (2.99)   (15.99)      10.53      9.07
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Distributions in excess of net realized gain                   --         --        --        --          --      (.02)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $ 14.42    $ 13.97   $ 11.43   $ 14.42     $ 30.41   $ 19.88
                                                           ===============================================================

--------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                           3.22%     22.22%   (20.74)%  (52.58)%     52.97%    83.79%

--------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                 $442,343   $430,514  $351,983  $532,338  $1,055,967   $167,879
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $434,130   $366,050  $460,797  $718,814  $  728,168   $ 60,644
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                                (1.06)%    (1.01)%   (1.06)%   (0.09)%      0.28%     (0.49)%
 Total expenses                                               1.43%      1.61%     1.68%     1.33%       1.16%      1.40%
 Expenses after expense reimbursement
 or fee waiver and reduction
 to custodian expenses                                        1.33%      1.32%     1.47%     1.32%        N/A 3      N/A 3
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        91%        76%       51%       84%         23%        61%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          18 | OPPENHEIMER MIDCAP FUND



                                                        SIX MONTHS                                                 YEAR
                                                             ENDED                                                ENDED
                                                    APRIL 30, 2004                                              OCT. 31,
CLASS B                                                 (UNAUDITED)      2003      2002      2001        2000      1999
--------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                      $ 13.37    $ 11.02  $  14.02  $  29.79    $  19.62  $  10.77
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                          (.14)      (.23)     (.30)     (.15)       (.07)     (.07)
 Net realized and unrealized gain (loss)                       .53       2.58     (2.70)   (15.62)      10.24      8.94
                                                           ---------------------------------------------------------------
 Total from investment operations                              .39       2.35     (3.00)   (15.77)      10.17      8.87
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Distributions in excess of net realized gain                   --         --        --        --          --      (.02)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $ 13.76    $ 13.37  $  11.02  $  14.02    $  29.79  $  19.62
                                                           ===============================================================

--------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                           2.92%     21.33%   (21.40)%  (52.94)%     51.83%    82.40%

--------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                 $320,795   $327,880  $291,397  $438,962    $874,830  $118,611
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $322,704   $291,209  $385,917  $592,096    $594,390  $ 40,455
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                         (1.84)%    (1.75)%   (1.85)%   (0.84)%     (0.48)%   (1.25)%
 Total expenses                                               2.32%      2.51%     2.48%     2.08%       1.91%     2.16%
 Expenses after expense reimbursement
 or fee waiver and reduction
 to custodian expenses                                        2.11%      2.06%     2.27%     2.07%        N/A 3     N/A 3
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        91%        76%       51%       84%         23%       61%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          19 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


                                                        SIX MONTHS                                                 YEAR
                                                             ENDED                                                ENDED
                                                    APRIL 30, 2004                                              OCT. 31,
CLASS C                                                 (UNAUDITED)      2003      2002      2001        2000      1999
--------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                      $ 13.37    $ 11.02   $ 14.02   $ 29.78     $ 19.60   $ 10.76
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                          (.12)      (.20)     (.30)     (.15)       (.07)     (.06)
 Net realized and unrealized gain (loss)                       .50       2.55     (2.70)   (15.61)      10.25      8.92
                                                           ---------------------------------------------------------------
 Total from investment operations                              .38       2.35     (3.00)   (15.76)      10.18      8.86
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Distributions in excess of net realized gain                   --         --        --        --          --      (.02)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $ 13.75    $ 13.37   $ 11.02   $ 14.02     $ 29.78   $ 19.60
                                                           ===============================================================

--------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                           2.84%     21.33%   (21.40)%  (52.92)%     51.94%    82.38%

--------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                 $106,296   $103,271  $ 83,351  $128,230    $247,566   $26,482
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $104,160   $ 87,528  $112,436  $170,129    $161,221   $ 9,066
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment loss                                         (1.83)%    (1.77)%   (1.84)%   (0.85)%     (0.48)%   (1.26)%
 Total expenses                                               2.29%      2.49%     2.47%     2.08%       1.91%     2.16%
 Expenses after expense reimbursement
 or fee waiver and reduction
 to custodian expenses                                        2.10%      2.08%     2.26%     2.07%        N/A 3     N/A 3
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        91%        76%       51%       84%         23%       61%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          20 | OPPENHEIMER MIDCAP FUND


                                                        SIX MONTHS                           YEAR
                                                             ENDED                          ENDED
                                                    APRIL 30, 2004                       OCT. 31,
CLASS N                                                 (UNAUDITED)      2003      2002    2001 1
---------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                      $ 13.87    $ 11.38   $ 14.40   $ 19.54
---------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                          (.10)      (.17)     (.14)     (.05)
 Net realized and unrealized gain (loss)                       .54       2.66     (2.88)    (5.09)
                                                           ----------------------------------------
 Total from investment operations                              .44       2.49     (3.02)    (5.14)
---------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions in excess of net realized gain                   --         --        --        --
---------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $ 14.31    $ 13.87   $ 11.38   $ 14.40
                                                           ========================================

---------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                           3.17%     21.88%   (20.97)   (26.31)%

---------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                  $19,054    $16,606    $8,846    $2,268
---------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $17,539    $11,846    $6,576    $1,250
---------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                         (1.30)%    (1.34)%   (1.28)%   (0.94)%
 Total expenses                                               1.80%      1.86%     1.87%     1.73%
 Expenses after expense reimbursement
 or fee waiver and reduction
 to custodian expenses                                        1.56%      1.64%     1.66%     1.72%
---------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        91%        76%       51%       84%


1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          21 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


                                                        SIX MONTHS                                                 YEAR
                                                             ENDED                                                ENDED
                                                    APRIL 30, 2004                                              OCT. 31,
CLASS Y                                                 (UNAUDITED)      2003      2002      2001        2000      1999
--------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                      $ 14.35    $ 11.71   $ 14.69   $ 30.86     $ 20.07   $ 10.88
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                          (.06)      (.19)     (.08)     (.08)       (.02)     (.01)
 Net realized and unrealized gain (loss)                       .56       2.83     (2.90)   (16.09)      10.81      9.22
                                                           ---------------------------------------------------------------
 Total from investment operations                              .50       2.64     (2.98)   (16.17)      10.79      9.21
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Distributions in excess of net realized gain                   --         --        --        --          --      (.02)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $ 14.85    $ 14.35   $ 11.71   $ 14.69     $ 30.86   $ 20.07
                                                           ===============================================================

--------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                           3.48%     22.55%   (20.29)%  (52.40)%     53.76%    84.69%

--------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                  $18,895    $17,171    $7,419    $4,759        $115        $2
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $17,182    $11,928    $6,449    $2,720        $ 33        $2
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                                (0.72)%    (0.80)%   (0.39)%   (0.12)%      0.60%    (0.06)%
 Total expenses                                               1.02%      1.11%     0.83%     1.07%       0.74%     1.03%
 Expenses after expense reimbursement
 or fee waiver and reduction
 to custodian expenses                                         N/A 3      N/A 3,4   N/A 3    1.02%        N/A 3     N/A 3
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        91%        76%       51%       84%         23%       61%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          22 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer MidCap Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign

                          23 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    As of April 30, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $1,111,882,745 expiring by 2012. This estimated capital

                          24 | OPPENHEIMER MIDCAP FUND
 loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2004 and the year ended October 31, 2003, the Fund used $107,007,840 and $0, respectively, of carryforward to offset capital gains realized.

 As of October 31, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              EXPIRING
                              ------------------------------------
                              2006                 $     2,792,572
                              2007                       3,516,822
                              2008                     142,020,390
                              2009                     765,032,406
                              2010                     237,892,098
                              2011                      67,636,297
                                                   ---------------
                              Total                $ 1,218,890,585*
                                                   ===============
 *Includes $41,420 from capital loss carryforward acquired in the September 4, 2003 merger with Oppenheimer Select Managers Gartmore Millennium Growth Fund II.
--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2004, the Fund's projected benefit obligations were increased by $7,668 and payments of $3,871 were made to retired trustees, resulting in an accumulated liability of $150,293 as of April 30, 2004.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


                          25 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
    In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                SIX MONTHS ENDED APRIL 30, 2004                YEAR ENDED OCTOBER 31, 2003
                                   SHARES                AMOUNT               SHARES                AMOUNT
------------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                           4,560,324        $   64,780,613            8,268,487         $ 100,143,126
 Acquisition-Note 6                    --                    --              317,478             4,460,569
 Redeemed                      (4,713,272)          (66,640,299)          (8,568,434)         (101,677,126)
                               -----------------------------------------------------------------------------
 Net increase (decrease)         (152,948)       $   (1,859,686)              17,531         $   2,926,569
                               =============================================================================

------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                           2,028,399        $   27,478,194            4,126,736         $  48,252,675
 Acquisition-Note 6                    --                    --               38,399               517,234
 Redeemed                      (3,225,300)          (43,698,703)          (6,086,687)          (69,345,725)
                               -----------------------------------------------------------------------------
 Net decrease                  (1,196,901)       $  (16,220,509)          (1,921,552)        $ (20,575,816)
                               =============================================================================

------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                           1,092,726        $   14,750,075            2,083,749         $  24,228,356
 Acquisition-Note 6                    --                    --               33,708               453,714
 Redeemed                      (1,088,278)          (14,664,223)          (1,956,908)          (22,260,768)
                               -----------------------------------------------------------------------------
 Net increase                       4,448        $       85,852              160,549         $   2,421,302
                               =============================================================================



                          26 | OPPENHEIMER MIDCAP FUND


                                SIX MONTHS ENDED APRIL 30, 2004                YEAR ENDED OCTOBER 31, 2003
                                   SHARES                AMOUNT               SHARES                AMOUNT
------------------------------------------------------------------------------------------------------------
 CLASS N
 Sold                             437,218        $    6,154,939              680,615        $    8,317,381
 Acquisition-Note 6                    --                    --               11,483               160,308
 Redeemed                        (302,455)           (4,212,797)            (271,906)           (3,340,257)
                                 ---------------------------------------------------------------------------
 Net increase                     134,763        $    1,942,142              420,192        $    5,137,432
                                 ===========================================================================

------------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                             386,676        $    5,683,293              896,395        $   11,097,195
 Acquisition-Note 6                    --                    --                   52                   743
 Redeemed                        (310,374)           (4,513,093)            (333,575)           (4,296,208)
                                 ---------------------------------------------------------------------------
 Net increase                      76,302        $    1,170,200              562,872        $    6,801,730
                                 ===========================================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2004, were $808,462,213 and $815,580,994, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1 billion, and 0.56% of average annual net assets in excess of $2.5 billion.
--------------------------------------------------------------------------------
 ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2004, the Fund paid $1,573,191 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

                          27 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2004 for Class B, Class C and Class N shares were $17,672,032, $3,569,075 and $340,975, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                                                CLASS A              CLASS B               CLASS C               CLASS N
                            CLASS A          CONTINGENT           CONTINGENT            CONTINGENT            CONTINGENT
                          FRONT-END            DEFERRED             DEFERRED              DEFERRED              DEFERRED
                      SALES CHARGES       SALES CHARGES        SALES CHARGES         SALES CHARGES         SALES CHARGES
 SIX MONTHS             RETAINED BY         RETAINED BY          RETAINED BY           RETAINED BY           RETAINED BY
 ENDED                  DISTRIBUTOR         DISTRIBUTOR          DISTRIBUTOR           DISTRIBUTOR           DISTRIBUTOR
-------------------------------------------------------------------------------------------------------------------------
 April 30, 2004            $256,294              $6,247             $410,441                $8,775                $5,074

                          28 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
 5. ILLIQUID OR RESTRICTED SECURITIES
 As of April 30, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of April 30, 2004 was $524,651, which represents 0.06% of the Fund's net assets, all of which are considered restricted. Information concerning restricted securities is as follows:

                                                                                 VALUATION
                                                                                     AS OF       UNREALIZED
 SECURITY                              ACQUISITION DATES            COST    APRIL 30, 2004     DEPRECIATION
-------------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Axsun Technologies, Inc., Cv.,
 Series C                                       12/13/00      $8,999,998          $390,308      $8,609,690
 Centerpoint Broadband
 Technologies, Inc., Cv., Series D              10/23/00       5,999,997                --       5,999,997
 fusionOne, Inc., 8% Non-Cum.
 Cv., Series D                                   9/6/00        9,100,104            38,043       9,062,061
 ITF Optical Technologies, Inc.,
 Cv., Series A                                   4/7/00        5,000,000            96,300       4,903,700

--------------------------------------------------------------------------------
 6. ACQUISITION OF OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND
 II
 On September 4, 2003, the Fund acquired all of the net assets of Oppenheimer Select Managers Gartmore Millennium Growth Fund II, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Select Managers Gartmore Millennium Growth Fund II shareholders on August 29, 2003. The Fund issued (at an exchange ratio of 0.525672 for Class A, 0.537854 for Class B, 0.538216 for Class C, 0.524906 for Class N and 0.515156 for Class Y of the Fund to one share of Oppenheimer MidCap Fund 317,478; 38,399; 33,708; 11,483 and 52 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $4,460,569, $517,234, $453,714, $160,308 and $743 in
 exchange for the net assets, resulting in combined Class A net assets of 430,352,457, Class B net assets of $328,027,097, Class C net assets of $102,832,057, Class N net assets of $15,671,309 and Class Y net assets of $16,967,112 on September 4, 2003. The net assets acquired included net unrealized appreciation of $858,837 and an unused capital loss carryforward of $1,913,251, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                          29 | OPPENHEIMER MIDCAP FUND

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NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

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 7. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2004.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                          30 | OPPENHEIMER MIDCAP FUND
Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

Item 3.  Audit Committee Financial Expert

         The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

Item 4.  Principal Accountant Fees and Services

         Not applicable to semiannual reports.

Item 5.  Not applicable

Item 6.  Schedule of Investments

         Not applicable

Item 7.  Not applicable

Item 8.  Not applicable

Item 9.  Submission of Matters to a Vote of Security Holders

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

          Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Item 10.  Controls and Procedures

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a) Exhibit attached hereto. (Attach code of ethics as exhibit)

(b) Exhibits attached hereto. (Attach certifications as exhibits)